Benefit Obligations (Schedule of Fair Values of Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets, fair value non-financial receivables	$ 29		$ 38
Pension plan assets, fair value non-financial payables	63		64
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	2,930	[1]	2,588	[1]
Total liabilities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	20		74
Swaps [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		10
Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		1
Obligations Under Securities Lending [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		63
Total assets [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	2,950		2,662
Cash and Cash quivalents [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	15		14
Loans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	55		0
Equities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	176		153
Swaps [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		10
Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	1		0
US Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	359		327
International Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	450		358
Collateralized Mortgage Obligations [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	2		6
Corporate Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	822		762
Treasuries, Other Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	451		411
Mortgage Backed Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	31		44
Registered Investment Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	278		282
Securities Lending Collateral [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		63
Short-term Investments [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	229		186
Insurance Contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	31		29
Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	30		17
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	948		743
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Total liabilities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		63
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Swaps [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Obligations Under Securities Lending [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		63
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Total assets [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	958		806
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash quivalents [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	15		14
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Loans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Swaps [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	359		327
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | International Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	450		358
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Collateralized Mortgage Obligations [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		1
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Treasuries, Other Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	102		36
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage Backed Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Registered Investment Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Securities Lending Collateral [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		63
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Short-term Investments [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Insurance Contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	22		7
Significant Other Observable Inputs (Level 2) [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	1,982		1,845
Significant Other Observable Inputs (Level 2) [Member] | Total liabilities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		11
Significant Other Observable Inputs (Level 2) [Member] | Swaps [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		10
Significant Other Observable Inputs (Level 2) [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		1
Significant Other Observable Inputs (Level 2) [Member] | Obligations Under Securities Lending [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Significant Other Observable Inputs (Level 2) [Member] | Total assets [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	1,992		1,856
Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash quivalents [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Significant Other Observable Inputs (Level 2) [Member] | Loans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	55		0
Significant Other Observable Inputs (Level 2) [Member] | Equities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	176		153
Significant Other Observable Inputs (Level 2) [Member] | Swaps [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		10
Significant Other Observable Inputs (Level 2) [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	1		0
Significant Other Observable Inputs (Level 2) [Member] | US Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Significant Other Observable Inputs (Level 2) [Member] | International Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Significant Other Observable Inputs (Level 2) [Member] | Collateralized Mortgage Obligations [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	2		6
Significant Other Observable Inputs (Level 2) [Member] | Corporate Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	822		761
Significant Other Observable Inputs (Level 2) [Member] | Treasuries, Other Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	349		375
Significant Other Observable Inputs (Level 2) [Member] | Mortgage Backed Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	31		44
Significant Other Observable Inputs (Level 2) [Member] | Registered Investment Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	278		282
Significant Other Observable Inputs (Level 2) [Member] | Securities Lending Collateral [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Significant Other Observable Inputs (Level 2) [Member] | Short-term Investments [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	229		186
Significant Other Observable Inputs (Level 2) [Member] | Insurance Contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	31		29
Significant Other Observable Inputs (Level 2) [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	$ 8		$ 10

[1]	Total net assets excludes non-financial plan receivables and payables of $29 million and $63 million, respectively, as of December 31, 2012 and $38 million and $64 million, respectively, as of December 31, 2011. Non-financial items include due to/from broker, interest receivables and accrued expenses.